Stock Option Plans - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended									12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 21, 2009 2006 Plan	Jul. 31, 2010 July 2010 Grant	Sep. 30, 2010 September 2010 Grant	Dec. 31, 2010 December 2010 Grant	Jun. 30, 2011 June 2011 Grant Plan	Aug. 31, 2011 August 2011 Grant Plan	Dec. 31, 2011 December 2011 Grant Plan	Jun. 30, 2012 June 2012 Grant Plan	Dec. 31, 2012 Employee	Jun. 30, 2012 Employee	Jun. 30, 2012 Employee	Jun. 30, 2012 Non-employee	Dec. 31, 2012 Non-employee	Jun. 30, 2012 Non-employee	Dec. 31, 2012 Minimum	Jun. 30, 2012 Minimum Employee	Dec. 31, 2012 Minimum Non-employee	Jun. 30, 2012 Minimum Non-employee	Dec. 31, 2012 Maximum	Jun. 30, 2012 Maximum Employee	Dec. 31, 2012 Maximum Non-employee	Jun. 30, 2012 Maximum Non-employee	Dec. 31, 2012 Time-based options	Jun. 30, 2012 Time-based options	Dec. 31, 2012 Performance-based options	Jun. 30, 2012 Performance-based options	Sep. 21, 2009 2006 Plan	Dec. 31, 2012 Non Qualified Stock Option	Jun. 30, 2012 Non Qualified Stock Option	Dec. 31, 2012 Stock Options	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options	Jun. 30, 2010 Stock Options	Dec. 31, 2012 Stock Options Minimum	Jun. 30, 2012 Stock Options Minimum	Dec. 31, 2012 Stock Options Maximum	Jun. 30, 2012 Stock Options Maximum	Dec. 31, 2012 Royal Wolf Long Term Incentive Plan	Jun. 30, 2012 Royal Wolf Long Term Incentive Plan	Dec. 31, 2012 Performance rights	Jun. 30, 2012 Performance rights
Schedule Of Stock Options [Line Items]
Number of option granted					2,500,000																										2,500,000
Stock options, vesting period	1 year 8 months 12 days		1 year 11 months 16 days			3 years	4 years	3 years	42 months	40 months	3 years	42 months																				5 years	5 years									4 years	4 years
Weighted-average fair value of the stock options granted to non-employee consultants						$ 1.22	$ 1.06	$ 2.04	$ 2.99	$ 3.11	$ 2.58	$ 3.15	$ 3.21	$ 2.28		$ 2.65																			$ 3.10	$ 1.63
Risk-free interest rate																			1.23%				1.62%															1.19%	1.19%	4.80%	4.80%
Expected life															7 years 6 months						7 years 6 months	8 years			9 years 4 months 24 days	9 years 10 months 24 days								7 years 6 months	7 years 6 months
Expected volatility																	77.50%	77.50%		77.90%				84.60%														26.50%	26.50%	84.60%	84.60%
Expected dividend
Outstanding stock option	1,836,998		1,843,664																								885,718	892,384	951,280	951,280					1,843,664	1,540,570	1,254,910
Market price of common stock	$ 4.30		$ 3.22
Intrinsic value of the outstanding stock options	1,930,000		948,000
Share-based compensation expense	646,000	420,000	901,000	693,000																														4,052,000	3,599,000
Unrecognized compensation expense to be recorded on a straight-line basis	1,096,000		1,517,000
Minimum percentage of outstanding share in capital stock	50.00%		50.00%
Maximum outstanding capital stock	1.00%		1.00%
Number of Performance Rights Granted																																												865,000	375,000
Share based compensation recognized in statement of operations	$ 193,000		$ 146,000
Option grant						40,000	298,000	18,000	131,000	80,000	27,000	264,000																							371,000	487,000
Risk free interest rate, Minimum															1.19%			1.30%
Risk free interest rate, Maximum															1.61%			1.66%